CAPITAL SECURITIES - Capital Securities Outstanding (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Total capital securities	$ 1,396	$ 2,829	$ 2,835
Current	105	158
Non-current	1,291	2,671
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 89	139
Series 3, Class A Preferred Equity Units | Operating Partnership
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 581	576
Limited Partner Units | Operating Partnership
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	19,000,749
Total capital securities	$ 466	466
Series 1, Senior Preferred Shares | Brookfield Property Split Corp.
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	539,766
Cumulative dividend rate	5.25%
Total capital securities	$ 13	14
Series 2, Senior Preferred Shares | Brookfield Property Split Corp.
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	250,517
Cumulative dividend rate	5.75%
Total capital securities	$ 5	4
Series 3, Senior Preferred Shares | Brookfield Property Split Corp.
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	325,030
Cumulative dividend rate	5.00%
Total capital securities	$ 6	6
Series 4, Senior Preferred Shares | Brookfield Property Split Corp.
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	266,961
Cumulative dividend rate	5.20%
Total capital securities	$ 5	5
Series A Preferred Shares | Rouse Properties L.P. (“Rouse”) Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 164	158
Preferred equity | BSREP V Iron REIT L.P. Preferred Interest
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.00%
Total capital securities	$ 67	69
Preferred equity | India REIT
Disclosure of classes of share capital [line items]
Total capital securities	$ 0	$ 1,392